UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
"                            Washington, D.C.  20549"

                                    Form 13F

                              Form 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2011"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Board of Trustees of The Leland Stanford Junior University
Address: 635 KNIGHT WAY
"        STANFORD, CA 94305"

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael S. Taylor
Title:     Operations Analyst
Phone:     650-926-0272

"Signature, Place, and Date of Signing:"

"     /s/  Michael S. Taylor, STANFORD, CA  JANUARY 20, 2012. "

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    			14

"Form13F Information Table Value Total:     $215,299 (thousands)"

List of Other Included Managers:			None

		FORM 13F INFORMATION TABLE

					VALUE	SHRS OR	    SH/	INVESTMENT AUTHORITY
ISSUER			        CUSIP	(x$1000)PRN AMT	    PRN DISCRETION SOLE
CHVRON                  	166764100 213         2,000SH	SOLE	    2,000
NUVEEN          		670928100 783	     79,900SH	SOLE	   79,900
ROYAL DUTCH SHELL		780259107 228	      3,000SH	SOLE	    3,000
ISHARES TR RUSSELL 2000 INDEX	464287655 6,857      92,997SH	SOLE	   92,997
ISHARES TR S&P 500 INDEX FD	464287200 24,074    191,126SH	SOLE	  191,126
ISHARES TR MSCI EMERGING MKTS	464287234 12,485    329,068SH	SOLE	  329,068
TR MSCI EAFE INDEX FD 		464287465 13,319    268,908SH	SOLE      268,908
COBALT INTERNATIONAL            19075F106 145,465 9,372,744SH   SOLE    9,372,744
YOUKU COM INC                   98742u100 8,105     517,259SH   SOLE      517,259
FIRST REP BANK SAN FRAN         33616c100 842        27,513SH   SOLE       27,513
NORTHSTAR RLTY FIN CORP         66704R100 164        34,474SH   SOLE       34,474
QIHO 360 TECH CO LTD            74734M109 719        45,807SH   SOLE       45,807
QUINSTREET INC                  74874Q100 1,842     196,745SH   SOLE      196,745
HAWAIIAN ELEC IND               419870100 203         7,680SH   SOLE        7,680